Credit Risk - Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loans and advances at amortised cost
Opening balance	£ 6,252
Closing balance	6,198		£ 6,252
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	56
ECL charge on assets held for sale	44
Total exchange and other adjustments	(27)
Total income statement charge for the period	897	£ 896	1,881
Financial guarantee contracts
Reconciliation of ECL movement to impairment charge/(release) for the period
Net release in ECL	18	3
Loans and advances
Loans and advances at amortised cost
Opening balance	6,225
Closing balance	6,178		6,225
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	970
Loans and advances | UK
Loans and advances at amortised cost
Opening balance	2,132
Closing balance	1,975		2,132
Retail mortgages
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
Retail mortgages | UK
Loans and advances at amortised cost
Opening balance	232
Closing balance	220		232
Retail credit cards
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	862
Retail credit cards | UK
Loans and advances at amortised cost
Opening balance	736
Closing balance	684		736
Retail other
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	52
Retail other | UK
Loans and advances at amortised cost
Opening balance	322
Closing balance	310		322
Corporate loans
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	63
Corporate loans | UK
Loans and advances at amortised cost
Opening balance	842
Closing balance	761		842
ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(30)
ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	3
Debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,351)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,134
Disposals	(954)
Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)
Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,321
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Impairment allowance | Corporate loans | Loans to government
Reconciliation of ECL movement to impairment charge/(release) for the period
Increase (decrease) through modification of contractual cash flows, financial assets	300
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Write-offs	(760)	(583)
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	760	583
Post write-off recoveries	38	21
Net write-offs	722	£ 562
Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	172,095
Business activity in the period	9,301
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,436)
Final repayments	(7,386)
Disposals	(2,922)
Write-offs	(10)
Closing balance	166,642		172,095
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	37,707
Business activity in the period	1,620
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	112
Final repayments	(99)
Disposals	(954)
Write-offs	(563)
Closing balance	37,823		37,707
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	563
Financial assets at amortised cost | Gross exposure | Retail credit cards | US
Loans and advances at amortised cost
Disposals	(876)
Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	10,305
Business activity in the period	2,215
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(368)
Final repayments	(1,974)
Disposals	(24)
Write-offs	(53)
Closing balance	10,101		10,305
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	53
Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	128,361
Business activity in the period	16,528
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,918
Final repayments	(19,691)
Disposals	(35)
Write-offs	(134)
Closing balance	128,947		128,361
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	134
Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	583
Business activity in the period	4
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10
Final repayments	(21)
Disposals	(66)
Write-offs	(10)
Closing balance	500		583
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	3,486
Business activity in the period	55
Refinements to models used for calculation	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	809
Final repayments	(15)
Disposals	(141)
Write-offs	(563)
Closing balance	3,644		3,486
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	563
Financial assets at amortised cost | Impairment allowance | Retail credit cards | US
Loans and advances at amortised cost
Refinements to models used for calculation	43
Financial assets at amortised cost | Impairment allowance | Retail credit cards | UK
Loans and advances at amortised cost
Refinements to models used for calculation	30,000
Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	353
Business activity in the period	26
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	55
Final repayments	(29)
Disposals	(18)
Write-offs	(53)
Closing balance	334		353
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	53
Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	1,299
Business activity in the period	49
Refinements to models used for calculation	(12)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	112
Final repayments	(86)
Disposals	(2)
Write-offs	(134)
Closing balance	1,226		1,299
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	134
Financial assets at amortised cost | Impairment allowance | Corporate loans | ESHLA
Loans and advances at amortised cost
Refinements to models used for calculation	(33)
Financial assets at amortised cost | Impairment allowance | Corporate loans | IB
Loans and advances at amortised cost
Refinements to models used for calculation	21
Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Debt securities at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Disposals	(78)
Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	31
Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(41)
Stage 1 | Retail mortgages
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(4)
Stage 1 | Retail credit cards
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	5
Stage 1 | Retail other
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(6)
Stage 1 | Corporate loans
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(36)
Stage 1 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	13
Stage 1 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(1)
Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,289)
Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,106
Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11
Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4,879
Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(24)
Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(40)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	150,202
Business activity in the period	9,077
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,874)
Final repayments	(6,149)
Disposals	(2,477)
Write-offs	0
Closing balance	143,593		150,202
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(7,828)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	4,688
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(76)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	30
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	30,409
Business activity in the period	1,547
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(202)
Final repayments	(75)
Disposals	(699)
Write-offs	0
Closing balance	30,439		30,409
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(1,898)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	1,595
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(250)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	12
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	8,469
Business activity in the period	2,092
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(254)
Final repayments	(1,698)
Disposals	0
Write-offs	0
Closing balance	8,391		8,469
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(516)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	371
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(99)
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	26
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	112,505
Business activity in the period	15,755
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4,398
Final repayments	(18,303)
Disposals	(30)
Write-offs	0
Closing balance	114,110		112,505
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(2,905)
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	2,769
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(244)
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	165
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	50
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(22)
Final repayments	(3)
Disposals	(5)
Write-offs	0
Closing balance	41		50
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(4)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	20
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(1)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	3
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	523
Business activity in the period	31
Refinements to models used for calculation	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(371)
Final repayments	(4)
Disposals	(20)
Write-offs	0
Closing balance	508		523
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(63)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	389
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(10)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	6
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	59
Business activity in the period	13
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Final repayments	(7)
Disposals	0
Write-offs	0
Closing balance	53		59
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(7)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	23
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(1)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	287
Business activity in the period	27
Refinements to models used for calculation	(21)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(81)
Final repayments	(23)
Disposals	(1)
Write-offs	0
Closing balance	250		287
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(21)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	77
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(2)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	8
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(25)
Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(98)
Lifetime expected credit losses | Stage 2 | Retail mortgages
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
Lifetime expected credit losses | Stage 2 | Retail credit cards
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(26)
Lifetime expected credit losses | Stage 2 | Retail other
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(5)
Lifetime expected credit losses | Stage 2 | Corporate loans
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(71)
Lifetime expected credit losses | Stage 2 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(31)
Lifetime expected credit losses | Stage 2 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(6)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(61)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(942)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(46)
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	541
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	43
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	19,469
Business activity in the period	224
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(554)
Final repayments	(1,033)
Disposals	(316)
Write-offs	0
Closing balance	20,848		19,469
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	7,828
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(4,688)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(158)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	76
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	5,578
Business activity in the period	72
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	306
Final repayments	(22)
Disposals	(176)
Write-offs	0
Closing balance	5,346		5,578
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	1,898
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(1,595)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(728)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	13
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,343
Business activity in the period	117
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(107)
Final repayments	(116)
Disposals	0
Write-offs	0
Closing balance	1,312		1,343
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	516
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(371)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(117)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	47
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	13,302
Business activity in the period	637
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(136)
Final repayments	(1,164)
Disposals	(5)
Write-offs	0
Closing balance	12,320		13,302
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	2,905
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(2,769)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(586)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	136
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	105
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	29
Final repayments	(6)
Disposals	(29)
Write-offs	0
Closing balance	80		105
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	4
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(20)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(5)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,630
Business activity in the period	23
Refinements to models used for calculation	(25)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	654
Final repayments	(9)
Disposals	(70)
Write-offs	0
Closing balance	1,534		1,630
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	63
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(389)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(348)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	5
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	118
Business activity in the period	9
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	28
Final repayments	(4)
Disposals	0
Write-offs	0
Closing balance	113		118
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	7
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(23)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(23)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	414
Business activity in the period	16
Refinements to models used for calculation	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	26
Final repayments	(50)
Disposals	(1)
Write-offs	0
Closing balance	342		414
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	21
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(77)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(28)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	12
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	50
Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1,109
Lifetime expected credit losses | Stage 3 | Retail mortgages
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
Lifetime expected credit losses | Stage 3 | Retail credit cards
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	883
Lifetime expected credit losses | Stage 3 | Retail other
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	63
Lifetime expected credit losses | Stage 3 | Corporate loans
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	170
Lifetime expected credit losses | Stage 3 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(12)
Lifetime expected credit losses | Stage 3 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(30)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(99)
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	2,424
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Final repayments	(204)
Disposals	(129)
Write-offs	(10)
Closing balance	2,201		2,424
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	234
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(106)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,720
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Final repayments	(2)
Disposals	(79)
Write-offs	(563)
Closing balance	2,038		1,720
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	563
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	978
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(25)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	493
Business activity in the period	6
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Final repayments	(160)
Disposals	(24)
Write-offs	(53)
Closing balance	398		493
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	53
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	216
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(73)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	2,554
Business activity in the period	136
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(344)
Final repayments	(224)
Disposals	0
Write-offs	(134)
Closing balance	2,517		2,554
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	134
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	830
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(301)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	428
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Final repayments	(12)
Disposals	(32)
Write-offs	(10)
Closing balance	379		428
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	6
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(4)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,333
Business activity in the period	1
Refinements to models used for calculation	11
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	526
Final repayments	(2)
Disposals	(51)
Write-offs	(563)
Closing balance	1,602		1,333
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	563
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	358
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(11)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	176
Business activity in the period	4
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	55
Final repayments	(18)
Disposals	(18)
Write-offs	(53)
Closing balance	168		176
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	53
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	24
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(2)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	598
Business activity in the period	6
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	167
Final repayments	(13)
Disposals	0
Write-offs	(134)
Closing balance	634		£ 598
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	134
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	30
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	£ (20)